Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 24: Subsequent Events

On January 28, 2014, CNH Industrial and BNP Paribas Leasing Solutions, the two shareholders of CNH Industrial Capital Europe, agreed on the extension of the joint-venture services to CNH Industrial Trucks and Commercial Vehicles businesses in Italy, Germany, France, the United Kingdom and other major European markets. As a result of this increase in scope, CNH Industrial Capital Europe is now the captive finance company for all the current CNH Industrial businesses in major European countries.

On March 18, 2014, CNH Industrial closed its offering of €1 billion in principal amount of 2.75% notes due March 2019, which was priced on March 13, 2014. The notes have been issued by CNH Industrial Finance Europe S.A., a wholly-owned subsidiary of CNH Industrial N.V., under the Global Medium Term Note Programme guaranteed by CNH Industrial N.V.

Based on recent changes to the way Venezuela’s exchange rate mechanism operates, CNH Industrial is changing the bolivar fuerte (“Bs.F.”) rate used to re-measure its Venezuelan Iveco truck and bus business operations financial statements in U.S. dollars. Effective March 31, 2014, CNH Industrial has started to use the exchange rate determined by U.S. dollar auctions conducted under Venezuela’s Complementary System of Foreign Currency Administration (SICAD I). From this date CNH Industrial is using an exchange rate of 10.7 Bs.F. to the U.S. dollar compared with the previously used Official Exchange Rate of 6.3 Bs.F. to the U.S. dollar. As a result, CNH Industrial expects to record a pre-tax re-measurement charge of approximately $64 million in the first quarter of 2014.

Additionally, in April 2014, Commercial Vehicles announced it was temporarily suspending its manufacturing operations in Venezuela effectively immediately, due to the continuing currency crisis which has caused difficulties for Venezuelan industry in the importation of key components and materials.